UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM Multi-manager series trust

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (833) 736-6678

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios,

call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.

The Trust will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at http://www.sec.gov, or (iv) at the SEC’s public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Semi-Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) for the period ended March 31, 2018. The Trust offers the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund (each a “Fund” and, collectively, the “Funds”).

Economic Update

In 2017, all major global regions saw a pick-up in economic growth, the first time since the financial crisis. The pickup in economic growth combined with the recently enacted tax bill was expected to lead to continued strong economic growth in 2018. In its January global economic update, the International Monetary Fund (IMF) significantly increased its forecasts for 2018 and 2019. Political uncertainties both in the U.S. and Eurozone seemed to be moderating. Emerging markets, which went through a period of economic slowdown, saw improving growth in 2017, which carried into 2018. Labor markets in the U.S., Eurozone and other major regions continued to improve. The unemployment rate fell to 4.1% in the U.S. and 8.6% in the Eurozone, the lowest since the financial crisis.

Major central banks including the Federal Reserve, European Central Bank (ECB) and Bank of Japan (BOJ) continued to pursue accommodative monetary policy. The Fed Board of Governors signaled that it would continue to raise interest rates at a moderate pace as inflation slowly rose towards its target of 2.0%. The ECB, while cutting back on its quantitative easing program, signaled that interest rates were unlikely to rise until mid-2019. Sentiment indicators, such as purchasing managers’ indices and consumer and business sentiments continued to rise, as did leading economic indicators. The Small Business Optimism Index rose to its highest level since the early 1980s.

Helped by strong economic data and investor optimism, equity markets rallied in January, continuing their strong performance from 2017. The S&P 500 Index was up 5.7% in the month. International equities turned in equally strong performance, up 5.6%. Strong economic data led to rising interest rates, hurting bond prices. As January ended, economic data turned mixed, political uncertainties picked up again and investor sentiment became less optimistic. Trade tensions between the U.S. and its trading partners picked up as the Trump administration announced higher tariffs on steel and aluminum imports. Political uncertainties once again picked up in the Eurozone as the Italian election resulted in strong support for Eurosceptic political parties. The German coalition government formed by the CDU and SPD was seen as less supportive of the reform ideas being pursued by France’s President Emmanuel Macron.

In France, labor strikes sought to undermine labor market reforms enacted or being considered by Macron. The higher uncertainties and mixed economic data resulted in a significant pickup in market volatility with equity markets suffering their first correction since January 2016. For the first quarter of 2018, both equities and fixed income turned in negative returns. The S&P 500 Index was down 0.8%. Small-caps, which are seen as being less exposed to trade frictions, performed slightly better. The S&P 600 Index was up 0.6%. International equities were also negative with MSCI EAFE Index down 1.5% and the broader MSCI ACWI ex-U.S. down 1.1%. Diversification into fixed income did not help investors as the Bloomberg Barclays U.S. Aggregate Bond Index declined 1.5%. High yield bonds performed slightly better, with the Bloomberg Barclays U.S. High Yield Index falling 0.9%.

While equity market volatility and political uncertainties are likely to remain with us for the rest of 2018, we remain fairly constructive on equities and credit markets, but are carefully monitoring economic and political developments. Economic growth is expected to remain robust for 2018, although expected to slow in 2019 and beyond due to demographics and high debt levels. Corporate profit growth is strong for first quarter of 2018 and S&P 500 companies are expected to turn in double-digit growth for the remainder of the year. U.S. equity valuations look reasonable in the context of strong profit growth, while international equities are trading at a discount relative to U.S. equities. While credit spreads are tight, in the context of current strong corporate fundamentals, good economic growth and supportive monetary policy, we continue to favor credit markets over interest rate sensitive fixed income instruments. We continue to carefully monitor and analyze economic, political and market conditions.

Portfolio Strategy

The initial seed deposits into the Funds were invested into the State Street Institutional Treasury Money Market Fund and remained there through March 31, 2018. The Funds did not make any other investments as of March 31, 2018. The Funds will seek to make their initial investments during the second quarter of 2018.

Respectfully,

PFM Asset Management LLC

April 30, 2018

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 1

PFM Multi-Manager Domestic Equity Fund

Schedule of Investments (unaudited)

March 31, 2018

Security Description	Shares	Value
Short-Term Investments – 100.1%
State Street Institutional Treasury Money Market Fund Investor Class Shares, 1.43%(1)	35,065	$35,065
Total Short-Term Investments		35,065
Total Investments – 100.1% (Cost: $35,065)		35,065
Other Assets and Liabilities, Net – (0.1%)		(33)
Net Assets – 100.0%		$35,032

(1) The rate shown is the annualized seven-day yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

2 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

PFM Multi-Manager International Equity Fund

Schedule of Investments (unaudited)

March 31, 2018

Security Description	Shares	Value
Short-Term Investments – 100.2%
State Street Institutional Treasury Money Market Fund Investor Class Shares, 1.43%(1)	35,065	$35,065
Total Short-Term Investments		35,065
Total Investments – 100.2% (Cost: $35,065)		35,065
Other Assets and Liabilities, Net – (0.2%)		(55)
Net Assets – 100.0%		$35,010

(1) The rate shown is the annualized seven-day yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 3

PFM Multi-Manager Fixed-Income Fund

Schedule of Investments (unaudited)

March 31, 2018

Security Description	Shares	Value
Short-Term Investments – 100.1%
State Street Institutional Treasury Money Market Fund Investor Class Shares, 1.43%(1)	35,065	$35,065
Total Short-Term Investments		35,065
Total Investments – 100.1% (Cost: $35,065)		35,065
Other Assets and Liabilities, Net – (0.1%)		(49)
Net Assets – 100.0%		$35,016

(1) The rate shown is the annualized seven-day yield at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

4 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

Statements of Assets and Liabilities (unaudited)

March 31, 2018

	PFM MULTI-	PFM MULTI-	PFM MULTI-
	MANAGER	MANAGER	MANAGER
	DOMESTIC	INTERNATIONAL	FIXED-INCOME
	EQUITY FUND	EQUITY FUND	FUND
Assets
Investments, at Cost	$ 35,065	$ 35,065	$ 35,065
Deferred Offering Costs (Note 4)	17,635	17,635	17,635
Deferred Insurance Premiums	20,938	20,938	20,938
Receivable from Adviser (Notes 3 and 4)	40,613	59,763	44,183
Total Assets	114,251	133,401	117,821

Liabilities
Accounting Fees Payable	17,069	17,069	17,069
Administration Fees Payable	16,500	16,500	16,500
Audit and Tax Fees Payable	20,223	39,794	24,071
Transfer Agent Fees Payable	9,173	9,173	9,173
Trustee Fees Payable	3,417	3,417	3,417
Other Accrued Expenses	12,837	12,438	12,575
Total Liabilities	79,219	98,391	82,805

Net Assets
Paid-in Capital	35,000	35,000	35,000
Undistributed Net Investment Income	32	10	16
Total Net Assets	$ 35,032	$ 35,010	$ 35,016
Capital shares outstanding (no par value, unlimited shares authorized, all shares outstanding are of each Fund’s Institutional Class)	3,500	3,500	3,500

Net Asset Value per Share	$ 10.01	$ 10.00	$ 10.00

The accompanying notes are an integral part of these financial statements.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 5

Statements of Operations (unaudited)

For the Period Ended March 31, 2018 (1)

	PFM MULTI-	PFM MULTI-	PFM MULTI-
	MANAGER	MANAGER	MANAGER
	DOMESTIC	INTERNATIONAL	FIXED-INCOME
	EQUITY FUND	EQUITY FUND	FUND
Investment Income
Dividends	$ 65	$ 65	$ 65
Total Investment Income	65	65	65

Expenses
Accounting Fees	17,069	17,069	17,069
Administration Fees	16,500	16,500	16,500
Advisory Fees (Note 3)	24	40	37
Audit and Tax Fees	20,223	39,794	24,071
Custodian Fees	1,920	2,078	1,948
Insurance Premiums	11,445	11,445	11,445
Legal Fees	36,375	36,375	36,375
Offering Costs (Note 4)	5,879	5,879	5,879
Registration Fees	27,692	19,932	23,584
Transfer Agent Fees	9,173	9,173	9,173
Trustee Fees	12,083	12,083	12,083
Other Expenses	10,917	10,360	10,627
Total Expenses	169,300	180,728	168,791
Less: Advisory Fees Waived	(24)	(40)	(37)
Expenses Reimbursed	(169,243)	(180,633)	(168,705)
Net Expenses	33	55	49
Net Investment Income	32	10	16
Net Increase in Net Assets Resulting from Operations	$ 32	$ 10	$ 16

(1) For the period December 29, 2017 (commencement of operations) through March 31, 2018.

The accompanying notes are an integral part of these financial statements.

6 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

Statements of Changes in Net Assets (unaudited)

For the Period Ended March 31, 2018(1)

	PFM MULTI-	PFM MULTI-	PFM MULTI-
	MANAGER	MANAGER	MANAGER
	DOMESTIC	INTERNATIONAL	FIXED-INCOME
	EQUITY FUND	EQUITY FUND	FUND
Increase in Net Assets Resulting from Operations
Net Investment Income	$ 32	$ 10	$ 16
Net Increase in Net Assets Resulting from Operations	32	10	16

Capital Share Transactions
Net Proceeds from Sale of Shares	-	-	-
Net Increase in Net Assets Resulting from
Capital Shares Transactions	-	-	-
Net Increase in Net Assets	32	10	16
Net Assets:
Beginning of Period	35,000	35,000	35,000
End of Period	$ 35,032	$ 35,010	$ 35,016
Undistributed Net Investment Income
Included in Net Assets at End of Period	$ 32	$ 10	$ 16

Shares Subscribed and Redeemed
Shares Outstanding, Beginning of Period	3,500	3,500	3,500
Shares Subscribed	-	-	-
Shares Redeemed	-	-	-
Shares Outstanding, End of Period	3,500	3,500	3,500

(1) For the period December 29, 2017 (commencement of operations) through March 31, 2018.

The accompanying notes are an integral part of these financial statements.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 7

PFM Multi-Manager Domestic Equity Fund

Financial Highlights (unaudited)

For the Period Ended March 31, 2018(1)

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (2)	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$ 10.01
Total Return(3)	0.10%
Ratios/Supplemental Data(4)
Net Assets, End of Period (000)	$35
Ratio to Average Net Assets of:
Expenses, Net of Expense Waivers and Reimbursements	0.38%
Expenses, Prior to Expense Waivers and Reimbursements	1,919.52%
Net Investment Income	0.36%

(1) For the period December 29, 2017 (commencement of operations) through March 31, 2018.

(2) Based on average daily shares outstanding.

(3) Total return is not annualized for periods of less than one year.

(4) Ratios are annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

8 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

PFM Multi-Manager International Equity Fund

Financial Highlights (unaudited)

For the Period Ended March 31, 2018(1)

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income(2)	0.00
Total from Investment Operations	0.00
Net Asset Value, End of Period	$ 10.00
Total Return(3)	0.00%
Ratios/Supplemental Data(4)
Net Assets, End of Period (000)	$35
Ratio to Average Net Assets of:
Expenses, Net of Expense Waivers and Reimbursements	0.63%
Expenses, Prior to Expense Waivers and Reimbursements	2,049.74%
Net Investment Income	0.11%

(1) For the period December 29, 2017 (commencement of operations) through March 31, 2018.

(2) Based on average daily shares outstanding. Amount is less than $0.005 per share.

(3) Total return is not annualized for periods of less than one year.

(4) Ratios are annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 9

PFM Multi-Manager Fixed-Income Fund

Financial Highlights (unaudited)

For the Period Ended March 31, 2018(1)

Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income(2)	0.00
Total from Investment Operations	0.00
Net Asset Value, End of Period	$ 10.00
Total Return(3)	0.00%
Ratios/Supplemental Data(4)
Net Assets, End of Period (000)	$35
Ratio to Average Net Assets of:
Expenses, Net of Expense Waivers and Reimbursements	0.55%
Expenses, Prior to Expense Waivers and Reimbursements	1,914.19%
Net Investment Income	0.18%

(1) For the period December 29, 2017 (commencement of operations) through March 31, 2018.

(2) Based on average daily shares outstanding. Amount is less than $0.005 per share.

(3) Total return is not annualized for periods of less than one year.

(4) Ratios are annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

10 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

Notes to Financial Statements (unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered open-end management investment company issuing shares. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund offers Institutional Class, Advisers Class and R Class shares. The Funds are diversified for the purposes of the 1940 Act.

As of March 31, 2018, the Trust’s only shares issued included the sale and issuance to PFM Asset Management LLC (the “Adviser”) of 3,500 shares of the Institutional Class of each Fund at an aggregate purchase amount of $35,000 for each Fund. The proceeds from the 3,500 shares issued by each Fund were held in a money market mutual fund at March 31, 2018. There are an unlimited number of authorized shares of each class of each Fund. The Domestic Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of U.S. equity securities. The International Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of non-U.S. equity securities. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds follow the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (“VC”). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 11

Dividends and Distributions

The Fixed-Income Fund declares dividends monthly and distributes all of its net investment income, if any, to shareholders as dividends monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Federal Income Taxes

The Funds intend to each qualify for treatment as a “regulated investment company’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3. Agreements

Investment Advisory Agreement

PFM Asset Management LLC (the “Adviser”) is the investment adviser of each Fund. The Adviser was organized as a Delaware limited liability company in 2001. Its primary place of business is at 213 Market Street, Harrisburg, PA 17101. The Adviser has delegated responsibility for the day-to-day investment management of the Funds to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions.

In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:

Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%

The Adviser, not the Funds, compensates any sub-advisor for its services to a Fund. Through January 28, 2019, the Adviser has agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):

12 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%

The Advisor shall be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if in any year the estimated operating expenses of a Fund for the fiscal year are less than the corresponding expense limitation for that year, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause of a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Manager and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less any recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments. As of March 31, 2018, the amount of advisory fees waived and reimbursed expenses subject to recoupment was $255,900, $267,306 and $255,375 for the Domestic Equity Fund, International Equity Fund and Fixed Income Fund, respectively.

Distributor

PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. Its principal business address is 213 Market Street, Harrisburg, PA 17101. The Distributor is a wholly-owned subsidiary of the Adviser.

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Advisor Class and Class R shares of each Fund (“distribution fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. There is a separate 12b-1 Plan for each Fund’s Advisor Class and Class R shares. There is no 12b-1 Plan for the Funds’ Institutional Class shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Advisor Class and Class R 12b-1 Plans (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares) is 0.25% for Advisor Class shares and 0.50% for Class R shares.

Administrator, Custodian and Transfer Agent

The administrator, custodian and transfer agent to the Trust is State Street Bank & Trust (the “Administrator”).

4. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Funds and enable them legally to do business. Organization costs were expensed incurred and amounted to $259,899, which was allocated pro rata to the Funds and reimbursed by the Adviser. Such reimbursements are subject to recoupment pursuant to the terms of the Expense Limitation Agreement.

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are amortized to expense over twelve months on a straight-line basis.

5. Capital Shares

The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.

6. Related Parties

At March 31, 2018, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.

7. Subsequent Events

The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 13

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at December 29, 2017 (commencement of operations), the beginning of the period and held through March 31, 2018. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of $1,000 investment in the Funds for
the Six Months Ended March 31, 2018

			Expenses Paid
	Beginning	Ending	per $1,000
Based on Actual Fund Expenses and Returns	Account Value	Account Value	During Period(1)
Domestic Equity Fund	$1,000.00	$1,001.00	$0.97
International Equity Fund	$1,000.00	$1,000.00	$1.61
Fixed-Income Fund	$1,000.00	$1,000.00	$1.40

Based on Actual Fund Expenses and a Hypothetical 5% Return
Domestic Equity Fund	$1,000.00	$1,023.04	$1.92
International Equity Fund	$1,000.00	$1,021.79	$3.18
Fixed-Income Fund	$1,000.00	$1,022.19	$2.77

(1) Expenses are equal to the annualized expense ratios of 0.38%, 0.63% and 0.55% for the Institutional Class of the Domestic Equity Fund, International Equity Fund and Fixed-Income Fund, respectively, multiplied by the average account value over the period. For the “Based on Actual Fund Expenses and Return” amounts, this is multiplied by 93 days since the Funds commenced operations December 29, 2017, divided by 365. For the “Based on Actual Fund Expenses and a Hyothetical 5% Return” amounts, this is multiplied by 182 days in the most recent fiscal half-year, divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

14 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

Other Fund Information (unaudited)

Board Consideration of Funds’ Investment Advisory Agreement and Sub-Advisory Agreements

At an in-person meeting held on November 22, 2017 (the “Meeting”), the Board, including a majority of the trustees who are not “interested persons” as defined in the 1940 Act, as amended (the “Independent Trustees”), reviewed and approved the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of each of the Funds; and reviewed and approved each sub-advisory agreement (the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each of the following sub-advisers (the “Sub-Advisers”):

Fund	Sub-Adviser
Domestic Equity Fund	Champlain Investment Partners, LLC
Nuance Investments, LLC
SSGA Funds Management, Inc.
Vaughan Nelson Investment Management, L.P.
International Equity Fund	Aristotle Capital Management, LLC
J O Hambro Capital Management
Lazard Asset Management LLC
SSGA Funds Management, Inc.
Fixed-Income Fund	Brown Brothers Harriman & Co.
Nomura Corporate Research and Asset Management Inc.
PineBridge Investments LLC
PGIM, Inc.
Teachers Advisors, LLC

Although the Advisory Agreement for the Funds was considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the approval of each Agreement, the Board reviewed and considered information provided in advance of the Meeting, including (i) a memorandum from legal counsel to the Trust discussing the responsibilities of Trustees when approving investment advisory agreements; (ii) information provided in response to a detailed set of requests for information submitted to the Adviser and each Sub-Adviser in connection with the contract approval process; and (iii) a fee analysis report detailing the advisory/management fees, administrative fee, transfer agent fee, custodian fee, other non-management expenses, Rule 12b-1 fee, and the total expense and management fee waiver of other funds with similar investment objectives and of similar asset size as the Funds. In addition, the Independent Trustees met in executive session, during which the Independent Trustees conferred amongst themselves about contract approval matters.

The Board reviewed and considered all of the factors it deemed relevant in approving each Agreement, including, but not limited to: (i) the nature, extent, and quality of the services expected to be provided by the Adviser and each Sub-Adviser; (ii) the costs of the services expected to be provided by the Adviser, each Sub-Adviser, and their affiliates, as applicable, from the relationship with each respective Fund; (iii) the extent to which economies of scale are expected to be realized as each Fund grows; and (iv) whether fee levels reflect these economies of scale for the benefit of Fund investors. As part of this review, particular attention was given to the Adviser’s process of selecting and overseeing the Sub-Advisers.

In approving each Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreements, including fees, are fair and reasonable and that the approval of such Agreements is in the best interests of the applicable Fund. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services expected to be provided by the Adviser, each Sub-Adviser, and their affiliates, as applicable, to the respective Funds and their shareholders. In this regard, they reviewed the Funds’ proposed investment goals and each Sub-Adviser’s proposed investment strategy, and the Adviser’s and each Sub-Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, the Adviser’s and each Sub-Adviser’s trading practices and investment decision processes.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 15

The Board noted that each Fund employs a “manager of managers” structure, whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval, as applicable), allocating the respective Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Funds. The Board noted the responsibilities that the Adviser has as each Fund’s investment adviser, including (1) management and oversight of the Funds’ investment strategies; (2) sourcing, researching, and performing due diligence of sub-advisers and their strategies; (3) approving selection of and allocations to sub-advisers; (4) supervising and evaluating the Sub-Advisers; (5) monitoring, overseeing, and reviewing the activities of the Sub-Advisers, and their performance and compliance with the applicable Fund’s investment policies and restrictions; (6) determining the need to add or terminate sub-advisers and making recommendations to the Board about the hiring, termination, and replacement of a sub-adviser; (7) tactical management of the Funds’ investment strategies analysis in consideration of economic and market views; (8) monitoring liquidity needs of the Funds; and (9) preparing reports to the Board.

The information the Board reviewed included, among other things, descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, considerations related to cybersecurity, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser would provide to the Funds, including the Adviser’s risk assessment process and the Adviser’s due diligence with respect to Sub-Advisers; the expected use of derivatives with respect to the Funds; the Adviser’s compliance program; and information on the Adviser’s oversight of Sub-Advisers, including monitoring of Sub-Advisers, allocation of Fund assets to Sub-Advisers, and the due diligence process for selection and retaining sub-advisers.

With respect to the sub-advisory services to be provided by each Sub-Adviser, the Board noted the responsibilities that each Sub-Adviser has with respect to the portion of the respective Fund’s assets allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed included, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of the Sub-Adviser; the Sub-Advisers’ professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; the Sub-Advisers’ risk management controls, including how the Sub-Advisers’ would comply with their respective Fund’s investment guidelines; and the Sub-Advisers’ compliance programs. The Board also considered the Adviser’s rationale for recommending the approval of each Sub-Adviser.

Management described the terms of the Advisory Agreement and the form of Sub-Advisory Agreement, including that each Agreement incorporated all applicable provisions of the 1940 Act, as amended. Management also described how some of the Sub-Advisory Agreements differed from the form of Sub-Advisory Agreement based on negotiations with certain Sub-Advisers. The Board considered the qualifications of the personnel of the Adviser who would be responsible for managing and advising the Funds and the specific terms and fees of each Agreement. The Trustees considered various other products, portfolios and entities that are advised by the Adviser and each Sub-Adviser and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board took into account the comparison of the Funds’ management fee compared to other products managed by the Adviser.

The Board also considered the Trust Chief Compliance Officer’s review of the Adviser’s and each Sub-Adviser’s compliance programs and capabilities as such programs and capabilities relate to the operations of the respective Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by the Adviser in selecting and deciding to retain each Sub-Adviser as a sub-adviser to the respective Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities. The Trustees considered the Adviser’s significant efforts in developing and implementing compliance procedures established in accordance with U.S. Securities and Exchange Commission and other requirements.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services expected to be provided by the Adviser, each Sub-Adviser and their affiliates to the respective Funds and their shareholders.

16 PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018

Fund Performance

The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board received confirmation that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by a respective Fund. The Board also noted that the sub-advisory fees to be paid by the Adviser to each Sub-Adviser were the product of arms-length negotiations between the Adviser and each Sub-Adviser. In addition, the Board considered the allocation of the investment management fee charged to the respective Fund between the Adviser and each Sub-Adviser in light of the nature, extent and quality of the investment management services to be provided by the Adviser and each Sub-Adviser. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement whereby the Adviser agreed to limit the amount of each Fund’s total annual fund operating expenses through January 28, 2019.

The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (the “Management Rate”) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (the “Expense Group”). The Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.

The Board noted that in comparing the fees and expenses for these Funds presented in the Board materials and the Broadridge peer group comparisons, the Funds’ Management Rates and actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable based on the information provided.

Profitability

The Board noted that the Adviser, Sub-Advisers, and their affiliates could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Adviser’s, its affiliates’ or the Sub-Advisers’ profitability with respect to the Funds. The Board also considered the extent to which the Adviser, each Sub-Adviser, and their affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. The Board noted the relationship with sponsors of “wrap fee” programs and investment advisory programs for which the Funds will be an investment option.

Economies of Scale

The Board reviewed and considered the extent to which the Adviser and each Sub-Adviser may realize economies of scale in the initial phase of the Funds’ operations. In light of the uncertainty of the Funds’ asset levels at commencement of operations and the ensuing first year of operations, the Board determined that economies of scale were not a significant consideration at this time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Agreement for an initial two-year period.

PFM Multi-Manager Series Trust Semi-Annual Report | March 31, 2018 17

Investment Adviser

PFM Asset Management LLC

213 Market Street

Harrisburg, Pennsylvania 17101

Distributor

PFM Fund Distributors, Inc.

213 Market Street

Harrisburg, Pennsylvania 17101

Administrator, Custodian &
Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

PFM Multi-Manager Series Trust

213 Market Street

Harrisburg, Pennsylvania 17101

1.833.736.6678

5296 • 5/18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended March 31, 2018, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	June 4, 2018

By:	/s/ Mark Yasenchak
Mark Yasenchak
Treasurer (Principal Financial Officer)

Date:	June 4, 2018